Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases
8.	Leases:
The Corporation has operating leases for a variety of different assets, which include land, and buildings and certain manufacturing and office equipment.
The operating lease costs, included within cost of sales and general and administrative expenses amounted to $710,984 (2021 – $320,669).
During the year ended March 31, 2021, the Corporation entered into the following significant operating leases:
In January 2021, the Corporation entered into a new building lease and recorded a right-of-use
asset and a lease liability of $1,350,240. Annual payments start at $168,267 and end at $219,540. The lease term is 10 years, which includes the initial lease term of 5 years and a renewal option of 5 years that is reasonably certain to be exercised.

In
 February 2021, the Corporation entered into a new building lease and recorded a right-of-use
asset and a lease liability of $
892,472
. Annual payments start at $
192,772
and end at $
225,153
. The initial lease term expires in
November 2025
. There is
one
renewal option of
5 years
that is not reasonably certain to be exercised.
Additional information related to operating leases was as follows:
The following table summarizes the lease liabilities amounts recognized in the consolidated balance sheets:

	March 31, 2022	March 31, 2021
Current	$641,698	$230,016
Non-current	2,063,421	2,886,940

Total	$2,705,119	$3,116,956

The following table summarizes the movements in cash and
non-cash
flows from operating leases:

	Years ended
	March 31, 2022	March 31, 2021
Operating cash flow payments for operating lease liabilities	$(25,201)	$(36,445)
Operating cash inflow payments for sublease classified as operating lease	61,166	21,320
Operating leases from business combination	—	892,472
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	275,840	1,282,743
The Corporation has calculated the weighted-average remaining lease term, presented in years below, and the weighted-average discount rate for the operating lease population. The Corporation uses the incremental borrowing rate as the lease discount rate, unless the lessor’s rate implicit in the lease is readily determinable, in which case it is used.

	March 31, 2022	March 31, 2021
Weighted-average remaining operating lease term (in years)	6.34	5.38
Weighted-average operating lease discount rate	5.69%	6.12%

(a)	Maturity analysis – contractual undiscounted cash flows:

March 31, 2022
2023	$753,444
2024	575,223
2025	457,263
2026	340,263
2027	194,593
2028 and thereafter	878,569

Total lease liabilities payments	$3,199,355
Less: Imputed interest	(494,236)

Total operating lease liabilities	$2,705,119